Related-party Information	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related-party Information
Note 27 – Related-party Information

A.	Identity of related parties:

The Group’s related parties include Kenon’s beneficial owners and Kenon’s subsidiaries, affiliates and associates companies. Kenon’s immediate holding company is Ansonia Holdings Singapore B.V.

In the ordinary course of business, some of the Group’s subsidiaries and affiliates engage in business activities with each other.

Ordinary course of business transactions are aggregated in this note. Other than disclosed elsewhere in the consolidated financial statements during the period, the Group engaged the following material related party transactions.

Key management personnel of the Company are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The directors, CEO and CFO are considered key management personnel of the Company.

B.	Transactions with directors and officers (Kenon's directors and officers):

Key management personnel compensation

	For the year ended December 31,
	2021	2020
	$ Thousands

Short-term benefits	1,994	1,837
Share-based payments	258	351
	2,252	2,188

C.	Transactions with related parties (including associates):

	For the year ended December 31,
	2021	2020	2019
	$ Thousands
Sale of electricity	88,004	80,416	78,362
Cost of sales	7,802	16	14
Dividend received from associate	143,964	-	-
Other income, net	(337)	(90)	(129)
Financing expenses, net	39,901	2,156	1,256
Interest expenses capitalized to property plant and equipment	-	119	312

D.	Balances with related parties (including associates):

	As at December 31,		As at December 31,
	2021		2020
	Other related parties *	Total	Other related parties *	Total
	$ Thousands		$ Thousands
Cash and cash equivalent	89,814	89,814	467	467
Short-term deposits and restricted cash	-	-	352,150	352,150
Trade receivables and other receivables	14,860	14,860	9,108	9,108
Other payables	(424)	424	-	-

Loans and Other Liabilities
In US dollar or linked thereto	(27,587)	(27,587)	(157,449)	(157,449)

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).

These balances relate to amounts with entities that are related to Kenon's beneficial owners.

E.	For further investment by Kenon into OPC, see Note 10.A.1.o.